Statement of Changes in Net Assets Available for Benefits - EBP Represented Employee	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Participation in net income of Master Trust	$ 388,022,857
Interest income from notes receivable from participants	4,639,546
Contributions:
Rollovers	5,269,217
Participant	107,800,086
Employer	62,503,094
Total contributions	175,572,397
Total additions	568,234,800
Deductions from net assets attributed to:
Benefits paid to participants	245,125,172
Administrative expenses	1,478,276
Total deductions	246,603,448
Net increase prior to transfers	321,631,352
Net transfers within Master Trust	(16,458,826)
Net increase	305,172,526
Net assets available for benefits:
Beginning of year	2,090,606,757
End of year	$ 2,395,779,283